RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Compensation
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Related Party Transactions
The table below details, on an aggregated basis, key management personnel compensation:

	2020	2019	2018
	£m	£m	£m
Compensation
Salaries and other short-term benefits	13	15	14
Post-employment benefits	—	—	—
Share-based payments	13	15	18
Total compensation	26	30	32

Defined benefit plans
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Related Party Transactions

	2020	2019	2018
	million	million	million
Share option plans
At 1 January	—	—	1
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	—	—	—
Exercised/lapsed (includes entitlements of former key management personnel)	—	—	(1)
At 31 December	—	—	—

	2020	2019	2018
	million	million	million
Share plans
At 1 January	101	84	82
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	46	46	39
Exercised/lapsed (includes entitlements of former key management personnel)	(30)	(29)	(37)
At 31 December	117	101	84

Loans and receivables, category
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Related Party Transactions
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2020	2019	2018
	£m	£m	£m
Loans
At 1 January	2	2	2
Advanced (includes loans of appointed key management personnel)	—	1	1
Repayments (includes loans of former key management personnel)	—	(1)	(1)
At 31 December	2	2	2

Deposits placed
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Related Party Transactions

	2020	2019	2018
	£m	£m	£m
Deposits
At 1 January	23	20	20
Placed (includes deposits of appointed key management personnel)	25	44	33
Withdrawn (includes deposits of former key management personnel)	(38)	(41)	(33)
At 31 December	10	23	20